Consolidated Statements of Stockholders' Equity (USD $) In Millions, except Share data, unless otherwise specified	Total	Silver Ridge Power, LLC [Member]	Mount Signal [Member]	MKC [Member]	Other Additional Capital [Member]	2018/2021 Senior Notes [Member]	2020 Senior Notes [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated Other Comprehensive Income (Loss) [Member] SunEdison Semiconductor Ltd. [Member]	Treasury Stock [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Mount Signal [Member]	Additional Paid-in Capital [Member] MKC [Member]	Additional Paid-in Capital [Member] Other Additional Capital [Member]	Additional Paid-in Capital [Member] 2018/2021 Senior Notes [Member]	Additional Paid-in Capital [Member] 2020 Senior Notes [Member]	Additional Paid-in Capital [Member] SunEdison Semiconductor Ltd. [Member]	Additional Paid-in Capital [Member] Terraform [Member]	Retained Earnings [Member]	Parent [Member]	Parent [Member] Mount Signal [Member]	Parent [Member] MKC [Member]	Parent [Member] Other Additional Capital [Member]	Parent [Member] 2018/2021 Senior Notes [Member]	Parent [Member] 2020 Senior Notes [Member]	Parent [Member] SunEdison Semiconductor Ltd. [Member]	Parent [Member] Terraform [Member]	Noncontrolling Interest [Member]	Noncontrolling Interest [Member] Silver Ridge Power, LLC [Member]	Noncontrolling Interest [Member] Mount Signal [Member]	Noncontrolling Interest [Member] MKC [Member]	Noncontrolling Interest [Member] Other Additional Capital [Member]	Noncontrolling Interest [Member] SunEdison Semiconductor Ltd. [Member]	Noncontrolling Interest [Member] Parent [Member]	Noncontrolling Interest [Member] Terraform [Member]	SunEdison Semiconductor Ltd. [Member]	Terraform [Member]	Redeemable noncontrolling interest [Member]	Common Stock [Member]
Redeemable Noncontrolling Interest, Equity, Fair Value at Dec. 31, 2011																																						$ 0
Balance at Dec. 31, 2011	784.9							(3.9)		(459.8)	621.7								577.5	737.9								47.0											2.4
Shares, Issued at Dec. 31, 2011										10,500,000																													241,300,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
(Accumulated Deficit) Retained Earnings																			(150.6)
Change in AOCI, Stockholders Equity								(35.9)
Total comprehensive income	(182.3)																			(186.5)								4.2										(0.3)
Stock plans, net (in shares)										(100,000)																													600,000
Stock plans, net	25.5									(0.5)	26.0									25.5
Stock issued during period for contingent considerations	(1.6)										0								(1.6)	(1.6)																		1.6
Stock issued during period for contingent considerations, Shares																																							0
Net repayments to noncontrolling interest	39.6										0									0								39.6										10.0
Payments of Ordinary Dividends, Noncontrolling Interest	(50.8)
Redeemable Noncontrolling Interest, Equity, Fair Value at Dec. 31, 2012																																						11.3
Balance at Dec. 31, 2012	666.1							(39.8)		(460.3)	647.7								425.3	575.3								90.8											2.4
Shares, Issued at Dec. 31, 2012										10,600,000																													241,900,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
(Accumulated Deficit) Retained Earnings																			(586.7)
Change in AOCI, Stockholders Equity								(20.2)
Total comprehensive income	(631.5)																			(606.9)								(24.6)
Stock plans, net (in shares)										(200,000)																													1,300,000
Stock plans, net	30.8									(1.2)	32.0									30.8
Net repayments to noncontrolling interest	25.8																		0.2	0.2								25.6										0
Stock Issued During Period, Shares, New Issues										10,800,000																													23,700,000
Stock Issued During Period, Value, New Issues	239.6							0		461.3	(222.0)								0	239.6								0											0.3
Redeemable NCI Fair Value Adjustment	(6.8)																		(6.8)	(6.8)																		6.8
Acquired noncontrolling interests	17.2																											17.2
Equity Offering and Private Placement Transaction	336.8																																	128.7	208.1
Payments of Ordinary Dividends, Noncontrolling Interest	(39.9)																																		(8.3)
Net Contributions to Subsidiary	3.0																																		3.0
Increase (Decrease) in Temporary Equity [Roll Forward]
Comprehensive loss related to redeemable NCI																																						(3.2)
Reclass of redeemable NCI to Liability																																						(14.9)
Redeemable Noncontrolling Interest, Equity, Fair Value at Dec. 31, 2013																																						0
Balance at Dec. 31, 2013	341.2							(60.0)		(0.2)	457.7								(168.0)	232.2								109.0											2.7
Shares, Issued at Dec. 31, 2013										0																													266,900,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
(Accumulated Deficit) Retained Earnings																			(1,180.4)
Change in AOCI, Stockholders Equity								(87.2)
Total comprehensive income	(1,414.4)																			(1,267.6)								(146.8)
Stock plans, net (in shares)										(400,000)																													5,600,000
Stock plans, net	59.0									(8.5)	58.2									49.7								9.3
Net repayments to noncontrolling interest	213.4																		0	0								213.4
Noncontrolling Interest, Increase from Subsidiary Equity Issuance									36.4								(220.0)	234.5								(183.6)	234.5						368.9		357.6	185.3	592.1
Payments of Ordinary Dividends, Noncontrolling Interest	(214.8)
Adjustment to Additional Paid in Capital, Income Tax Effect from Gain on Subsidiary Equity Issuance	(36.5)										(36.5)									(36.5)
Adjustments to Additional Paid in Capital, Conversion of Options, Warrants and Note Hedges						761.7	124.4								761.7	124.4								761.7	124.4
Noncontrolling Interest, Increase from Business Combination		138.5	224.7	0	(36.3)							146.0	43.4								146.0	43.4	0						138.5	78.7	(43.4)	(36.3)
Increase (Decrease) in Temporary Equity [Roll Forward]
Comprehensive loss related to redeemable NCI																																						0
Redeemable Noncontrolling Interest, Equity, Fair Value at Dec. 31, 2014																																						0
Balance at Dec. 31, 2014	$ 1,484.6							$ (110.8)		$ (8.7)	$ 1,698.1								$ (1,348.4)	$ 232.9								$ 1,251.7											$ 2.7
Shares, Issued at Dec. 31, 2014										400,000																													272,500,000